SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 2,135	$ 3,254	$ 3,441
Lease liabilities	1,998
Operating lease liabilities - current	(1,409)	(1,051)	(1,529)
Operating lease liabilities - non - current	(589)	(1,170)	(899)
Prepaid expenses and other current assets	2,196	2,868	9,788	$ 10,801
Accrued expenses and other current liabilities	$ (10,819)	$ (13,875)	(22,411)	$ (22,411)
ASU 2016 - 02 | Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets			3,441
Lease liabilities			2,429
Operating lease liabilities - current			(1,529)
Operating lease liabilities - non - current			(899)
Prepaid expenses and other current assets			$ (1,013)